CONVERTIBLE NOTES (Details) (USD $)	0 Months Ended			12 Months Ended
	Dec. 18, 2012	Jun. 27, 2008	Dec. 11, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONVERTIBLE NOTES
Initial fair value of debt component				$ 214,562,963
Amortization expense of discount on debt				49,699	44,485	39,816
Details of convertible notes
Net carrying amount of the debt component					950,301
2007 Notes
CONVERTIBLE NOTES
Amount of debt to be issued under the subscription agreement			75,000,000
Fixed rate (as a percent)			6.00%
Initial conversion rate (in shares per USD)			0.0506073
Initial conversion price (in dollars per share)			$ 19.76
Repurchase price as a percentage of principal amount of notes				100.00%
Redemption price as a percentage of principal amount of notes				100.00%
Percentage of the conversion price that the closing price of the entity's common stock must exceed in order for the notes to be convertible				130.00%
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price for the notes to be redeemable				20 days
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days in order for the notes to be redeemable				30 days
Number of consecutive trading days before 30 consecutive trading days during the note measurement period				5 days
Percentage of initial aggregate principal amount of the notes that must be redeemed, converted or repurchased and, in each case, cancelled in order for the notes to be redeemed				95.00%
Initial fair value of debt component				62,686,088
Offering costs incurred for the issuance of the Notes				3,351,634
Initial debt issuance costs				2,801,344
Effective interest rate (as a percent)				11.40%	11.40%	11.40%
Amortization expense of discount on debt				49,699	44,485	39,816
Coupon interest recorded				60,000	60,000	60,000
Initial conversion rate (in shares per USD)		0.0536061
Number of common stock shares issued upon conversion of the Notes		3,966,841
Principal amount of debt instrument converted		74,000,000
Amount of charge to earnings upon induced conversion of the Notes		10,170,118
Gain (loss) on debt extinguishment		2,429,524		0
Unamortized debt discount and debt issuance costs reclassified to common shares		13,766,173
Aggregate principal amount of debt redeemed	1,000,000
Details of convertible notes
Carrying amount of the equity component					156,848
Principal amount of the debt component					1,000,000
Unamortized debt discount					49,699
Net carrying amount of the debt component				$ 0	$ 950,301